Investments (Schedule Of Increase (Decrease) In Payables For Collateral On Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) in payables for collateral on investments
Collateral payable for derivative investments	$ (2,355)	$ 2,595	$ 1,587
Securities pledged under securities lending agreements	57	126	1
Investments pledged for FHLBI			(450)
Total increase (decrease) in payables for collateral on investments	$ (2,298)	$ 2,721	$ 1,138